CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2014	$ 28,306	$ 937	$ 58,210	$ (30,841)
Balance (in shares) at Dec. 31, 2014		13,742,586
Exercise of options, warrants and issuance of share capital, net of issuance costs	27,334	$ 163	27,171	0
Exercise of options, warrants and issuance of share capital, net of issuance costs (in shares)		2,523,466
Stock-based compensation	878	$ 0	878	0
Net income (loss)	3,148	0	0	3,148
Balance at Jun. 30, 2015	59,666	$ 1,100	86,259	(27,693)
Balance (in shares) at Jun. 30, 2015		16,266,052
Balance at Dec. 31, 2015	54,432	$ 1,053	83,201	(29,822)
Balance (in shares) at Dec. 31, 2015		15,493,615
Exercise of options	17	$ 0	17	0
Exercise of options (in shares)		2,500
Stock-based compensation	599	$ 0	599	0
Treasury shares acquired	(2,379)	$ (29)	(2,350)
Treasury shares acquired (in shares)		(475,610)
Net income (loss)	(1,431)	$ 0	0	(1,431)
Balance at Jun. 30, 2016	$ 51,238	$ 1,024	$ 81,467	$ (31,253)
Balance (in shares) at Jun. 30, 2016		15,020,505